ACCRUED EXPENSES AND OTHER LIABILITIES	12 Months Ended
Dec. 31, 2021
Accrued Liabilities and Other Liabilities [Abstract]
Accrued Expenses And Other Liabilities Disclosure [Text Block]
NOTE 7:	ACCRUED EXPENSES AND OTHER LIABILITIES

	December 31
	2021	2020
	$	$
Liabilities related with the Smart ID acquisition (see note 8 c1)	-	805
Accrued management services	86	125
Professional services	206	155
Facilities	136	39
Legal contingent liability	67	60
Legal service providers	28	39
Authorities	393	382
Other accrued expenses	643	2,788
	1,559	4,393